NON-CASH INVESTING AND FINANCING TRANSACTIONS (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of cash flow statement [Abstract]
Property, plant and equipment acquired by finance lease	€ 9	€ 7
Fair value of vested PSUs and RSUs	€ 19	€ 10